SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

8.SUBSEQUENT EVENTS

Management has evaluated the impact of subsequent events on the Fund and has determined that there were no subsequent events that require adjustments to, or disclosure in, the financial statements.